Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss after income tax expense for the year	$ (18,343,984)	$ (12,746,020)	$ (9,367,206)
Adjustments for:
Depreciation and amortization	1,879,151	1,808,929	1,701,615
Share based payments	1,581,987	2,263,843	862,227
Changes in fair value of US investor warrants	(961,176)	189,983
US warrants transaction costs	236,887	493,487
Unrealized gain on exchange through the profit and loss	(330,951)	(401,557)	(218,567)
Net change in fair value of convertible note liability	996,875	866,848	751,816
Change in operating assets and liabilities:
(Increase) in current receivables	(1,762,132)	(1,237,978)	(2,025,716)
(Increase) in other operating assets	(44,052)	(247,396)	(865,245)
Increase in trade and other payables	1,396,519	1,075,067	1,377,141
Increase/(decrease) in employee benefits	64,478	158,091	(7,120)
(Decrease) in income tax payable			(21,549)
(Decrease) in deferred tax liability			(694,194)
Net cash flows used in operating activities	$ (15,286,398)	$ (7,776,703)	$ (8,506,798)